SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of estimated useful lives of assets
Fixed assets are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Buildings	20-50 years
Plant and machinery	5-15 years
Furniture, fixtures and office equipment	3-18 years
Others	1-20 years

Schedule of estimated useful life
Intangible assets are carried at cost less accumulated amortization. Amortization is recognized on a straight-line basis over the estimated useful life of the respective asset.

Customer relationships	12 years
Technologies	3 years
Trademarks	Indefinite lives
Software licenses	3 years
Generation licenses	10 years